Annual Fund Operating Expenses	Sep. 30, 2025
AQR Large Cap Multi-Style Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2028
AQR Large Cap Multi-Style Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.48%	[1],[2],[3]
Component2 Other Expenses	0.05%	[2],[4]
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.78%	[2]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.78%	[2],[6]
AQR Large Cap Multi-Style Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.48%	[1],[2],[3]
Component2 Other Expenses	0.15%	[2],[4]
Other Expenses (as a percentage of Assets):	0.63%
Expenses (as a percentage of Assets)	0.88%	[2]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.88%	[2],[6]
AQR Large Cap Multi-Style Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.48%	[1],[2],[3]
Component2 Other Expenses	0.20%	[2],[4]
Other Expenses (as a percentage of Assets):	0.68%
Expenses (as a percentage of Assets)	1.18%	[2]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.18%	[2],[6]
AQR Small Cap Multi-Style Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2028
AQR Small Cap Multi-Style Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.28%	[1],[2],[3]
Component2 Other Expenses	0.12%	[2],[4]
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	0.85%	[2]
Fee Waiver or Reimbursement	0.05%	[5]
Net Expenses (as a percentage of Assets)	0.80%	[2],[7]
AQR Small Cap Multi-Style Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.28%	[1],[2],[3]
Component2 Other Expenses	0.21%	[2],[4]
Other Expenses (as a percentage of Assets):	0.49%
Expenses (as a percentage of Assets)	0.94%	[2]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	0.94%	[2],[7]
AQR Small Cap Multi-Style Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.28%	[1],[2],[3]
Component2 Other Expenses	0.27%	[2],[4]
Other Expenses (as a percentage of Assets):	0.55%
Expenses (as a percentage of Assets)	1.25%	[2]
Fee Waiver or Reimbursement	0.05%	[5]
Net Expenses (as a percentage of Assets)	1.20%	[2],[7]
AQR International Multi-Style Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 28, 2028
AQR International Multi-Style Fund | Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.73%	[1],[2],[3]
Component2 Other Expenses	0.14%	[2],[4]
Other Expenses (as a percentage of Assets):	0.87%
Expenses (as a percentage of Assets)	1.27%	[2]
Fee Waiver or Reimbursement	0.02%	[5]
Net Expenses (as a percentage of Assets)	1.25%	[2],[8]
AQR International Multi-Style Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.73%	[1],[2],[3]
Component2 Other Expenses	0.24%	[2],[4]
Other Expenses (as a percentage of Assets):	0.97%
Expenses (as a percentage of Assets)	1.37%	[2]
Fee Waiver or Reimbursement	0.00%	[5]
Net Expenses (as a percentage of Assets)	1.37%	[2],[8]
AQR International Multi-Style Fund | Class N
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.73%	[1],[2],[3]
Component2 Other Expenses	0.29%	[2],[4]
Other Expenses (as a percentage of Assets):	1.02%
Expenses (as a percentage of Assets)	1.67%	[2]
Fee Waiver or Reimbursement	0.02%	[5]
Net Expenses (as a percentage of Assets)	1.65%	[2],[8]

[1]	Dividends on Short Sales and Interest Expense have been restated to reflect estimated expenses for the current fiscal year due to the Fund’s implementation of a new principal investment strategy that permits the Fund to take long and short positions in equity securities effective on or around May 4, 2026.
[2]	Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses after Expense Reimbursements do not correlate to the Ratio to Average Net Assets of Expenses, Before Reimbursements or Ratio to Average Net Assets of Expenses, Net of Reimbursements given in the Fund’s most recent Annual Financial Statements and Other Information included in Form N‑CSR, which do not include the restatement of Dividends on Short Sales and Interest Expense or the restatement of All Other Expenses.
[3]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to the dividend to the party from which the Fund has borrowed the stock, and to record the payment as an expense.
[4]	All Other Expenses have been restated to reflect the implementation of the Updated Expense Cap (as defined below).
[5]	Effective on or around May 4, 2026, the Adviser has contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.20% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares (the “Updated Expense Cap”). From January 29, 2026 to May 3, 2026, the Adviser had contractually agreed to reimburse operating expenses of the Fund in an amount sufficient to limit certain Specified Expenses at no more than 0.15% for Class N Shares and Class I Shares and 0.05% for Class R6 Shares. “Specified Expenses” for this purpose include all Fund operating expenses other than management fees and 12b‑1 fees and exclude interest, taxes, dividends on short sales, borrowing costs, acquired fund fees and expenses, interest expense relating to short sales, expenses related to class action claims, contingent expenses related to tax reclaim receipts, reorganization expenses and extraordinary expenses. This agreement (the “Expense Limitation Agreement”) will continue at least through January 28, 2028. The Expense Limitation Agreement may be terminated with the consent of the Board of Trustees, including a majority of the Non‑Interested Trustees of the Trust. The Adviser is entitled to recapture any expenses reimbursed during the thirty‑six month period following the end of the month during which the Adviser reimbursed expenses, provided that the amount recaptured may not cause the Specified Expenses attributable to a share class of the Fund during a year in which a repayment is made to exceed either of (i) the applicable limits in effect at the time of the reimbursement and (ii) the applicable limits in effect at the time of recapture.
[6]	Total Annual Fund Operating Expenses after Expense Reimbursements are 0.70%, 0.40% and 0.30% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[7]	Total Annual Fund Operating Expenses after Expense Reimbursements are 0.92%, 0.66% and 0.52% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.
[8]	Total Annual Fund Operating Expenses after Expense Reimbursements are 0.92%, 0.64% and 0.52% for Class N Shares, Class I Shares and Class R6 Shares, respectively, if Dividends on Short Sales and Interest Expense are not included.